Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Board generally grants equity-based awards to our executive officers on an annual basis as well as during the year to newly hired executive officers, in the event of an expansion of an executive officer’s duties, and in other special circumstances. We do not have any program, plan, or practice to time annual or other grants of equity-based awards in coordination with the release of material nonpublic information or otherwise. Our Board does not take material nonpublic information into account when determining the timing and terms of equity-based awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of our executive officer compensation. Our Board generally makes annual equity grants to our executive officers and directors, and non-executive officer employees also receive annual grants, on a predetermined scheduled grant date during the quarter following each calendar year end. Newly hired executive officers receive an initial equity-based award on a predetermined date after their first day of employment. For non-executive officer employees, new hire and promotion grants are typically made on a predetermined day of the second month of a calendar quarter.

Award Timing Method
Our Board generally grants equity-based awards to our executive officers on an annual basis as well as during the year to newly hired executive officers, in the event of an expansion of an executive officer’s duties, and in other special circumstances. We do not have any program, plan, or practice to time annual or other grants of equity-based awards in coordination with the release of material nonpublic information or otherwise. Our Board does not take material nonpublic information into account when determining the timing and terms of equity-based awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of our executive officer compensation. Our Board generally makes annual equity grants to our executive officers and directors, and non-executive officer employees also receive annual grants, on a predetermined scheduled grant date during the quarter following each calendar year end. Newly hired executive officers receive an initial equity-based award on a predetermined date after their first day of employment. For non-executive officer employees, new hire and promotion grants are typically made on a predetermined day of the second month of a calendar quarter.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not have any program, plan, or practice to time annual or other grants of equity-based awards in coordination with the release of material nonpublic information or otherwise. Our Board does not take material nonpublic information into account when determining the timing and terms of equity-based awards and does not time the disclosure of material nonpublic information for the purpose of affecting the value of our executive officer compensation
MNPI Disclosure Timed for Compensation Value	false